ACQUISITION, TECHNOLOGY AND OTHER ASSETS (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018
Business Combinations [Abstract]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The schedule below reflects the intangible assets acquired in the IMT acquisition on April 21, 2016 and the asset amortization period and expense for the three month period ended June 30, 2018 and the year ended March 31, 2018:

Intangible	Amortization		Expense March	Value at March	Expense June	Value at June
assets acquired	period (years)	Value acquired	31, 2018	31, 2018	30, 2018	30, 2018
		$	$	$	$	$
Patents and exclusive License Agreement	9.74	1,306,031	134,126	1,045,530	33,522	1,012,008
Trademark	Indefinite	2,505,907	-	2,505,907	-	2,505,907
Customer relationships	10	1,431,680	143,206	1,153,543	35,792	1,117,751
Non-compete agreement	2	61,366	30,709	1,739	1,739	-
Assembled Workforce	1	275,720	15,864	-	-	-
		5,580,704	323,905	4,706,719	71,053	4,635,666

The following sets forth the purchase price allocation based on management’s best estimates of fair value, including a summary of major classes of consideration transferred and the recognized amounts of assets acquired and liabilities assumed at the acquisition date.

As
at April 21,
2016
$
Fair value of 23,650,000 shares of common stock (a)	23,177,000
Fair value of vested stock options (b)	2,582,890
Allocation of purchase price:	25,759,890
Cash and cash equivalents	266,635
Accounts receivable	6,490
Inventories	188,879
Prepaid expenses and other current assets	16,839
Equipment	59,749
Liabilities assumed:
Accounts payable	(241,299)
Accrued liabilities	(361,029)
Customer deposits	(86,487)
Demand notes payable	(324,894)
Promissory notes payable	(217,808)
Bionik advance (d)	(1,436,164)
Net assets acquired	(2,129,089)
Patents and exclusive License Agreement	1,306,031
Trademark	2,505,907
Customer relationships	1,431,680
Non compete agreement	61,366
Assembled Workforce	275,720
Goodwill	22,308,275
25,759,890

(a)	The fair value of common stock was based on $0.98, which was the closing market price of the Company’s common stock on April 21, 2016.

(b)
The fair value of the vested stock options was determined using the Black Scholes option pricing model with the following key assumptions: a risk free rate of 1.59%, dividend and forfeiture rates of 0% and expected volatility of 114% which is consistent with the Company’s assumptions (Note 11).

(c)
Pro forma information has not been presented for IMT as these operations have been consolidated for all days in the year ended March 31, 2017 except 20 days from April 20, 2016. These 20 days are not considered material.

(d)
Included in the net assets acquired was a loan issued to IMT in the amount of $300,000 under normal commercial terms. The loan carried an interest rate of 6% and were secured by all the assets of IMT subject to a $200,000 subordination to a third party financial services company, which was released in April 2016.

Business Acquisition, Pro Forma Information [Table Text Block]
(e)	The schedule below reflects the intangible assets acquired in the IMT acquisition and the assets amortization period and expense for the year ended March 31, 2018:

	Amortization	Value	Expense	Value at	Expense	Value at
Intangible assets acquired	period (years)	acquired	March 31, 2017	March 31, 2017	March 31, 2018	March 31, 2018
		$	$	$	$	$
Patents and exclusive Licence Agreement	9.74 years	1,306,031	126,375	1,179,656	134,126	1,045,530
Trademark	Indefinite	2,505,907	-	2,505,907	-	2,505,907
Customer relationships	10	1,431,680	134,931	1,296,749	143,206	1,153,543
Non compete agreement	2	61,366	28,918	32,448	30,709	1,739
Assembled workforce	1	275,720	259,856	15,864	15,864	-
		5,580,704	550,080	5,030,624	323,905	4,706,719